Employee Benefits - Significant Actuarial Assumptions Used to Determine Present Value (Details)	Mar. 31, 2022	Mar. 31, 2021
Japan
Disclosure of defined benefit plans [line items]
Discount rate	0.80%	0.70%
Future salary increases	2.50%	2.50%
Foreign
Disclosure of defined benefit plans [line items]
Discount rate	2.10%	1.40%
Future salary increases	2.80%	2.70%